Deferred income tax assets and liabilities and income tax expense - Schedule of breakdown of income tax liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Income tax, net of withholdings and prepayments	$ 3	$ 58,770
Total current	$ 3	$ 58,770